General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Xylo Technologies Ltd (the “Company” or “Xylo”) was incorporated under the laws of the State of Israel on December 9, 1999. The Company’s registered office and principal place of business is located in Israel. The address of its registered office is Hanehoshet 10, Tel-Aviv POB 6971072, Israel.

On April 1, 2024, the Company changed its name from Medigus Ltd. to Xylo Technologies Ltd.

The Company, together with its subsidiaries and associates, operate in the technology sector, focusing primarily on internet related activities, including ad tech and online events management, as well as on electronics, including the development of safety systems for commercial drones and electric vehicle wireless charging solutions.

Additionally, the Company is engaged in the licensing of intellectual property relating to its legacy product, the Medigus Ultrasonic Surgical Endostapler (“MUSE”), to Golden Grand Medical Instruments Ltd., a China based medical services provider, and in the investment of its excess cash resources, primarily in equity securities.

“Group” – the Company together with Charging Robotics Inc., GERD IP Inc., Eventer Technologies Ltd. and Gix Internet Ltd.

“Subsidiaries” – entities under the control of the Company.

These interim condensed consolidated financial statements were approved on September 17, 2024.

GERD IP, Inc.

As of June 30, 2024, the Company held 90% of the issued and outstanding share capital of GERD IP, Inc. (“GERD IP”).

Eventer Technologies Ltd.

As of June 30, 2024, the Company held 46.21% of the issued and outstanding share capital of Eventer Technologies Ltd. (“Eventer”).

For additional information, see note 3D.

Gix Internet Ltd.

As of June 30, 2024, the Company held 45.75% of the issued and outstanding share capital of Gix Internet Ltd. (“Gix Internet”).

For additional information, see note 3E.

Charging Robotics Inc.

As of June 30, 2024, the Company held 67% of the issued and outstanding common stock of Charging Robotics Inc. (“Charging”).

For additional information, see notes 3H and 3J.

Jeffs’ Brands Ltd.

As of December 31, 2023, the Company held 34.11% of the issued and outstanding share capital of Jeffs’ Brands Ltd. (“Jeffs’ Brands”).

On January 25, 2024, Jeffs’ Brands entered into a private placement transaction with certain institutional investors for aggregate gross proceeds of approximately USD 7,275 thousand.

The Company did not participate in the private placement and as a result its holdings in Jeffs’ Brands decreased to 13.37% of Jeffs’ Brands issued and outstanding share capital, which resulted in loss of control in Jeffs’ Brands as of January 28, 2024. Accordingly, Jeffs’ Brands was deconsolidated as of such date and the remaining holdings were accounted for as financial assets at fair value through profit or loss (FVTPL). As a result, the Company recorded a loss of USD 1,318 thousand in the interim condensed consolidated statements of loss and other comprehensive income.

Throughout the period between March 2024 and June 2024, warrants were exercised by certain institutional investors. As a result, as of June 30, 2024, the Company held 4.52% of the issued and outstanding share capital of Jeffs’ Brands.

Interests in other entities

As of June 30, 2024, the Company also held 18.09% in Parazero Technologies Ltd. (“Parazero”), 38.31% in Polyrizon Ltd. (“Polyrizon”) (see note 3G), 19.7% in Laminera Flow Optimization Ltd. (“Laminera”) (see note 3K), 36.08% in A.I. Conversation Systems Ltd.(“A.I. Conversations Systems”) (see note 3M),19.99% in Metagramm Software Ltd (“Metagramm”) (see note 3L) and 60% in Zig Miami 54 LLC (“Zig Miami 54”) (see note 3F).

B.	As of the approval date of these interim condensed consolidated financial statements, the Company has cash and cash equivalents in the amount of USD 3.7 million. The Company anticipates such cash and cash equivalents will provide sufficient liquidity for more than a twelve-month period from the date of these financial statements.

However, since inception, the Company’s activities have been funded mainly by its shareholders. Furthermore, in recent years the Company has suffered recurring losses from operations, negative cash flows from operating activities, and has an accumulated deficit as of June 30, 2024.

As such, the Company’s ability to continue operating may be dependent on several factors, mainly its ability to raise sufficient additional funding, which may not necessarily be available to the Company or provide the Company with sufficient funds to meet its objectives.

During the second half of 2023 and the six months ended June 30, 2024, Viewbix Inc., Gix Internet’s subsidiary, experienced a decrease in its revenues from the digital content and search segments, as a result of a decrease in user traffic acquired from third party advertising platforms, an industry-wide decrease in advertising budget, changes and updates to internet browsers’ technology, which adversely impacted Viewbix’s Inc. ability to acquire traffic in the search segment and a decrease in revenues from routing of traffic acquired from third-party strategic partners in the search segment, as a result of lack of availability of suppliers credit from such third party strategic partners.

The decline in revenues and other circumstances described above raise substantial doubts about Viewbix Inc.’s ability to continue as a going concern during the 12-month period following the issuance date of these financial statements. The Company has no contractual obligations to support Viewbix Inc.

C.	Iron Swords War

On October 7, 2023, following the brutal attacks on Israel by Hamas, a terrorist organization located in the Gaza Strip that infiltrated Israel’s southern border and conducted a series of attacks on civilian and military targets, Israel’s security cabinet declared war (the “War”). Following the commencement of the War, hostilities also intensified between Israel and Hezbollah, a terrorist organization located in Lebanon. In the future, the War may escalate in the future into a greater regional conflict. The War led to a reduction of business activities in Israel, evacuation of residences located in the northern and southern borders of Israel and a significant call up of military reserves leading to lower participation in the work force. The activities of the Company’s subsidiary Eventer, which operates in the Israeli market, were directly affected by the War due to the decrease in physical events in Israel which directly affected Eventer’s revenues in this field.

The activities of the Company’s subsidiary Gix Internet were not directly affected by the War, as its customers are predominantly from the U.S., Europe and U.K. markets that were not influenced by the War. However, there is no assurance that future developments of the War will not have any impact for reasons beyond the Group’s control such as expansion of the War to additional regions and the recruitment of senior employees.

The Group has business continuity procedures in place, and will continue to follow developments, assessing potential impact, if any, on the Group’s business, financials and operations.